Business segment information	12 Months Ended
Dec. 31, 2011
Business segment information
25.	Business segment information

The Bank’s activities are operated and managed in three segments, Commercial, Treasury and Asset Management. The segment information reflects this operational and management structure, in a manner consistent with the requirements outlined in ASC Topic 280 - Segment Reporting. The segment results are determined based on the Bank’s managerial accounting process, which assigns consolidated balance sheets, revenue and expense items to each reportable division on a systematic basis.

In 2011, the Bank made the following changes in the measurement methods used to determine segment profit or loss. Current period´s interest expenses allocation methodology reflects allocated funding on a matched-funded basis, net of risk adjusted capital by business segment. Current period´s operating expenses allocation methodology allocates overhead expenses based on resource consumption by business segment. Prior periods’ presentation allocated interest expenses and overhead operating expenses based on the segments average portfolio. Comparative amounts for 2010 and 2009 have been reclassified to conform to current period presentation.

The Bank incorporates net operating income(3) by business segment in order to disclose the revenue and expense items related to its normal course of business, segregating from the net income, the impact of reversals of reserves for loan losses and off-balance sheet credit risk, and recoveries on assets. In addition, the Bank’s net interest income represents the main driver of net operating income; therefore, the Bank presents its interest-earning assets by business segment, to give an indication of the size of business generating net interest income. Interest-earning assets also generate gains and losses on sales, such as for securities available-for-sale and trading assets and liabilities, which are included in net other income, in the Treasury and Asset Management segments. The Bank also discloses its other assets and contingencies by business segment, to give an indication of the size of business that generates net fees and commissions, also included in net other income, in the Commercial Segment.

The Bank believes that the presentation of net operating income provides important supplementary information to investors regarding financial and business trends relating to the Bank’s financial condition and results of operations. These measures exclude the impact of reversals (provisions) for loan losses and reversals (provisions) for losses on off-balance sheet credit risk (together referred to as “reversal (provision) for credit losses”) which Bank’s management considers distort trend analysis.

Net operating income disclosed by the Bank should not be considered a substitute for, or superior to, financial measures calculated differently from similar measures used by other companies. These measures, therefore, may not be comparable to similar measurements used by other companies.

Commercial incorporates all of the Bank’s financial intermediation and fees generated by the commercial portfolio. The commercial portfolio includes book value of loans, selected deposits placed, acceptances and contingencies. Operating income from the Commercial Segment includes net interest income from loans, fee income and allocated operating expenses.

Treasury incorporates deposits in banks and all of the Bank’s trading assets, securities available-for-sale and held-to-maturity. Operating income from the Treasury Segment includes net interest income from deposits with banks, trading securities and securities available-for-sale and held-to-maturity, derivative and hedging activities, gains and losses from trading securities, gains and losses on sale of securities available-for-sale, gain and losses on foreign currency exchange, and allocated income and operating expenses.

Asset Management incorporates the balance of the Investment Fund and the assets of the Brazilian Fund. Operating income from the Asset Management Segment includes net interest margin related to the Feeder’s participation in the net interest margin of the Fund, net gains from investment fund trading, fee income, and allocated operating expenses. Operating income from this segment also includes the net interest margin from the Brazilian Fund, as well as net gain (loss) from trading securities, fee income, and allocated operating expenses from the Brazilian Fund.

The following table provides certain information regarding the Bank’s continuing operations by segment:

Business Segment Analysis (1)

(In millions of US$)	2011	2010	2009

COMMERCIAL
Interest income	140.7	104.8	114.3
Interest expense	(59.0)	(50.3)	(60.4)
Net interest income	81.7	54.5	53.9
Net other income (2)	11.0	10.3	6.9
Operating expenses	(34.8)	(28.3)	(21.8)
Net operating income (3)	57.9	36.5	39.0
(Provision) reversal of provision for loan and off-balance sheet credit losses	(4.4)	4.8	(14.8)
Recoveries, net of impairment of assets	(0.1)	0.2	(0.1)
Net income attributable to Bladex	53.4	41.5	24.1

Commercial assets and contingencies (end of period balances):
Interest-earning assets (4)	4,982.8	4,060.0	2,775.3
Other assets and contingencies (5)	362.6	382.4	331.2
Total interest-earning assets, other assets and contingencies	5,345.4	4,442.4	3,106.5

TREASURY
Interest income	14.4	12.5	25.9
Interest expense	6.3	8.2	(11.5)
Net interest income	20.7	20.7	14.4
Net other income (2)	4.2	(0.7)	11.9
Operating expenses	(10.2)	(9.3)	(9.6)
Net operating income (3)	14.7	10.7	16.7
Net income (loss) attributable to Bladex	14.7	10.7	16.7

Treasury assets and contingencies (end of period balances):
Interest-earning assets (6)	1,270.1	873.6	931.8
Other assets and contingencies (5)	-	-	3.0
Total interest-earning assets, other assets and contingencies	1,270.1	873.6	934.8

ASSET MANAGEMENT
Interest income	2.3	2.2	1.8
Interest expense	(2.0)	(2.9)	(5.3)
Net interest income	0.3	(0.7)	(3.5)
Net other income (2)	20.5	(7.2)	25.5
Operating expenses	(5.0)	(4.5)	(6.8)
Net operating income (3)	15.8	(12.4)	15.2
Net income (loss)	15.8	(12.4)	15.2
Net income (loss) attributable to the redeemable noncontrolling interest	0.7	(2.4)	1.1
Net income (loss) attributable to Bladex	15.1	(10.0)	14.1

Funds’ assets and contingencies (end of period balances):
Interest-earning assets (6)	127.0	167.3	197.6
Other assets	-	-	0.1
Total interest-earning assets, other assets and contingencies	127.0	167.3	197.7
TOTAL
Interest income	157.4	119.5	142.0
Interest expense	(54.7)	(45.0)	(77.2)
Net interest income	102.7	74.5	64.8
Net other income (2)	35.7	2.4	44.3
Operating expenses	(50.0)	(42.1)	(38.2)
Net operating income (3)	88.4	34.8	70.9
(Provision) reversal of provision for loans and off-balance sheet credit losses	(4.4)	4.8	(14.8)
Recoveries, net of impairment of assets	(0.1)	0.2	(0.1)
Net income	83.9	39.8	56.0
Net income (loss) attributable to the redeemable noncontrolling interest	0.7	(2.4)	1.1
Net income attributable to Bladex	83.2	42.2	54.9

Total assets and contingencies (end of period balances):
Interest-earning assets (4 & 6)	6,379.9	5,100.9	3,904.7
Other assets and contingencies (5)	362.6	382.4	334.3
Total interest-earning assets, other assets and contingencies	6,742.5	5,483.3	4,239.0

(1)	The numbers set out in these tables have been rounded and accordingly may not total exactly.
(2)	Net other income excludes reversals (provisions) for loans and off-balance sheet credit losses, and recoveries on assets.

Reconciliation of Net other income:
Net other income – business segment	35.7	2.4	44.3
Reversal of provision for losses on off-balance sheet credit risk	4.4	13.9	3.5
Recoveries, net of impairment of assets	(0.1)	0.2	(0.1)
Net other income – consolidated financial statements	40.0	16.5	47.7

(3)	Net operating income refers to net income excluding reversals (provisions) for loans and off-balance sheet credit losses and recoveries on assets.
(4)	Includes selected deposits placed, and loans, net of unearned income and deferred loan fees.
(5)	Includes customers’ liabilities under acceptances, letters of credit and guarantees covering commercial and country risk, and credit commitments.

(6)	Includes cash and due from banks, interest-bearing deposits with banks, securities available for sale and held to maturity, trading securities and the balance of the Investment Fund.

Reconciliation of Total assets:
Interest-earning assets – business segment	6,379.9	5,100.9	3,904.7
Allowance for loan losses	(88.5)	(78.6)	(73.8)
Customers’ liabilities under acceptances	1.1	27.2	1.6
Premises and equipment	6.7	6.5	7.7
Accrued interest receivable	38.2	31.1	25.6
Derivative financial instruments used for hedging - receivable	4.2	2.1	0.8
Other assets	18.4	10.9	12.2
Total assets – consolidated financial statements	6,360.0	5,100.1	3,878.8

Geographic information is as follows:

	2011
(In thousands of US$)			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total

Interest income	144,491	114	10,595	2,227	157,427
Interest expense	(53,411)	-	(983)	(323)	(54,717)
Net interest income	91,080	114	9,612	1,904	102,710

Long-lived assets:
Premises and equipment, net	6,125	10	538	-	6,673

	2010
(In thousands of US$)			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total

Interest income	106,673	-	10,607	2,198	119,478
Interest expense	(41,266)	-	(2,746)	(963)	(44,975)
Net interest income	65,407	-	7,861	1,235	74,503

Long-lived assets:
Premises and equipment, net	6,039	-	493	-	6,532

	2009
(In thousands of US$)			United
			States of	Cayman
	Panama	Brazil	America	Islands	Total

Interest income	122,731	-	17,470	1,763	141,964
Interest expense	(69,066)	-	(5,821)	(2,325)	(77,212)
Net interest income	53,665	-	11,649	(562)	64,752

Long-lived assets:
Premises and equipment, net	7,096	-	653	-	7,749